CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 20, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020
Preferred stock, par value (in dollars per share)		$ 0.0001
Preferred stock, authorized		16,666,667	16,666,667
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, authorized	105,555,556	105,555,556	105,555,556		105,555,556
Common stock, issued		51,179,865	44,490,003	42,438,905	38,106,970
Common stock, outstanding		51,179,865	44,490,003	42,438,905	38,106,970
Preferred Stock Class B
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized		3,333,334	3,333,334		3,333,334
Preferred stock, issued		0	200,000	200,000	200,000
Preferred stock, outstanding		0	200,000	200,000	200,000
Liquidation preference		$ 1.50	$ 1.50		$ 1.50
Preferred Stock Class A
Preferred stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, authorized		3,333,334	3,333,334		3,333,334
Preferred stock, issued		0	0	30,667	30,667
Preferred stock, outstanding		0	0	30,667	30,667
Liquidation preference			$ 0.15		$ 0.15